BANK BORROWINGS (Details 3) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 28, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Long term borrowings
Long term borrowings				$ 1,865
Interest expense			$ 2,466	$ 827	$ 477
Weighted average effective interest rate (as a percent)			5.60%	7.00%	7.80%
Fair value of long-term borrowing				$ 1,884
iKang Holding | Loan framework agreement with BEA signed in June 2014
Long term borrowings
Term of framework loan facility		10 years
Maximum borrowing capacity		$ 3,268
BEA- long term | iKang Holding | Loan framework agreement with BEA signed in June 2014
Long term borrowings
Term of loan	2 years
Amount borrowed	$ 1,897
Variable rate basis	benchmark interest rate announced by the People's Bank of China's interest rate
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate	10.00%
Long term borrowings				$ 1,865